Annual Total Returns - BlackRock New Jersey Municipal Bond Fund (Service) [BarChart] - Service - BlackRock New Jersey Municipal Bond Fund - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	2.15%
Annual Return 2011	11.78%
Annual Return 2012	10.44%
Annual Return 2013	(5.05%)
Annual Return 2014	12.39%
Annual Return 2015	2.65%
Annual Return 2016	0.30%
Annual Return 2017	6.84%
Annual Return 2018	0.90%
Annual Return 2019	7.26%